Share Capital and Earnings Per Share	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Share Capital and Earnings Per Share
Note 11     Share Capital and Earnings Per Share
The authorized capital of MFC consists of:

•	an unlimited number of common shares without nominal or par value; and
•	an unlimited number of Class A, Class B and Class 1 preferred shares without nominal or par value, issuable in series.
(a) Preferred shares
The following table presents information about the outstanding preferred shares as at December 31, 2020 and 2019.

As at December 31, 2020	Issue date	Annual dividend rate (1)	Earliest redemption date (2)	Number of shares (in millions)	Face amount	Net amount (3)
						2020	2019
Class A preferred shares
Series 2	February 18, 2005	4.65%	n/a	14	$350	$344	$344
Series 3	January 3, 2006	4.50%	n/a	12	300	294	294
Class 1 preferred shares
Series 3 (4),(5)	March 11, 2011	2.178%	June 19, 2021	6	158	155	155
Series 4 (6)	June 20, 2016	floating	June 19, 2021	2	42	41	41
Series 5 (4),(5)	December 6, 2011	3.891%	December 19, 2021	8	200	195	195
Series 7 (4),(5)	February 22, 2012	4.312%	March 19, 2022	10	250	244	244
Series 9 (4),(5)	May 24, 2012	4.351%	September 19, 2022	10	250	244	244
Series 11 (4),(5)	December 4, 2012	4.731%	March 19, 2023	8	200	196	196
Series 13 (4),(5)	June 21, 2013	4.414%	September 19, 2023	8	200	196	196
Series 15 (4),(5)	February 25, 2014	3.786%	June 19, 2024	8	200	195	195
Series 17 (4),(5)	August 15, 2014	3.80%	December 19, 2024	14	350	343	343
Series 19 (4),(5),(7)	December 3, 2014	3.675%	March 19, 2025	10	250	246	246
Series 21 (4),(5)	February 25, 2016	5.60%	June 19, 2021	17	425	417	417
Series 23 (4),(5)	November 22, 2016	4.85%	March 19, 2022	19	475	467	467
Series 25 (4),(5)	February 20, 2018	4.70%	June 19, 2023	10	250	245	245
Total				156	$3,900	$3,822	$3,822

(1)	Holders of Class A and Class 1 preferred shares are entitled to receive non-cumulative preferential cash dividends on a quarterly basis, as and when declared by the Board of Directors.
(2)
Redemption of all preferred shares is subject to regulatory approval. MFC may redeem each series, in whole or in part, at par, on the earliest redemption date or every five years thereafter, except for Class A Series 2, Class A Series 3 and Class 1 Series 4 preferred shares. Class A Series 2 and Series 3 preferred shares are past their respective earliest redemption date and MFC may redeem these shares, in whole or in part, at par at any time, subject to regulatory approval, as noted. MFC may redeem the Class 1 Series 4, in whole or in part, at any time, at $25.00 per share if redeemed on June 19, 2021 and on June 19 every five years thereafter, or at $25.50 per share if redeemed on any other date after June 19, 2016, subject to regulatory approval, as noted.

(3)	Net of after-tax issuance costs.
(4)
On the earliest redemption date and every five years thereafter, the annual dividend rate will be reset to the five-year Government of Canada bond yield plus a yield specified for each series. The specified yield for Class 1 shares is: Series 3 – 1.41%, Series 5 – 2.90%, Series 7 – 3.13%, Series 9 – 2.86%, Series 11 – 2.61%, Series 13 – 2.22%, Series 15 – 2.16%, Series 17 – 2.36%, Series 19 – 2.30%, Series 21 – 4.97%, Series 23 – 3.83% and Series
25
– 2.55%.

(5)
On the earliest redemption date and every five years thereafter, Class 1 preferred shares are convertible at the option of the holder into a new series that is one number higher than their existing series, and the holders are entitled to non-cumulative
preferential cash dividends, payable quarterly if and when declared by the Board of Directors, at a rate equal to the three month Government of Canada Treasury bill yield plus the rate specified in footnote 4 above.

(6)	The floating dividend rate for the Class 1 Shares Series 4 equals the three-month Government of Canada Treasury bill yield plus 1.41%.
(7)
MFC did not exercise its right to redeem all or any of the outstanding Class 1 Shares Series 19 on March 19, 2020, the earliest redemption date. The dividend rate was reset as specified in footnote 4 above to an annual fixed rate of 3.675%, for a five-year period commencing on March 20, 2020.

(b) Common shares
The following table presents changes in common shares issued and outstanding.

	2020		2019
For the years ended December 31,	Number of shares (in millions)	Amount	Number of shares (in millions)	Amount
Balance, January 1	1,949	$23,127	1,971	$22,961
Repurchased for cancellation	(10)	(121)	(58)	(677)
Issued under dividend reinvestment plan	–	–	31	739
Issued on exercise of stock options and deferred share units	1	36	5	104
Total	1,940	$23,042	1,949	$23,127

Normal Course Issuer Bid
On March 13, 2020, the Office of the Superintendent of Financial Institutions (“OSFI”) announced measures to support the resilience of financial institutions. Consistent with these measures, OSFI set the expectation for all federally regulated financial institutions that dividend increases and share buybacks should be halted for the time being. Accordingly, the Company has not repurchased its common shares since March 13, 2020.
MFC’s NCIB expired on November 13, 2020. During 2020, MFC purchased and subsequently cancelled
 10.2
million (2019 – 57.6 million) of its common shares at an average price of
$24.86
(2019 – $23.22) per common share for a total cost of
$253

(
2019
–

$1.3 billion). Of this, the book value of shares purchased was

$121
(2019 - $677) which was recorded in common shares, and the excess market value over book value of these shares was

$132
(2019 – $662
) which was recorded in retained earnings in the Consolidated Statements of Changes in Equity.
Since the commencement of this NCIB on November 14, 2019, MFC purchased for cancellation
 16.5
million of its common shares at an average price of
 $25.26 per share for a total cost of $416.
Dividend Reinvestment Plan
The Company offers a Dividend Reinvestment Program (“DRIP”) whereby shareholders may elect to automatically reinvest dividends in the form of MFC common shares instead of receiving cash. The offering of the program and its terms of execution are subject to the Board of Directors’ discretion.

During 2020, the Company purchased common shares for this program in the open market.
(c) Earnings per share
The following table presents basic and diluted earnings per common share of the Company.

For the years ended December 31,	2020	2019
Basic earnings per common share	$2.94	$2.77
Diluted earnings per common share	2.93	2.77
The following is a reconciliation of the numbers of shares in the calculation of basic and diluted earnings per share.

For the years ended December 31,	2020	2019
Weighted average number of common shares (in millions)	1,941	1,958
Dilutive stock-based awards (1) (in millions)	2	4
Weighted average number of diluted common shares (in millions)	1,943	1,962

(1)
The dilutive effect of stock-based awards was calculated using the treasury stock method. This method calculates the number of incremental shares by assuming the outstanding stock-based awards are (i) exercised and (ii) then reduced by the number of shares assumed to be repurchased from the issuance proceeds, using the average market price of MFC common shares for the year. Excluded from the calculation was a weighted average of 18 million (2019 – 9 million) anti-dilutive stock-based awards.

(d) Quarterly dividend declaration subsequent to year end
On February 10, 2021, the Company’s Board of Directors approved a quarterly dividend of $0.28 per share on the common shares of MFC, payable on or after March 19, 2021 to shareholders of record at the close of business on February 23, 2021.
The Board also declared dividends on the following
non-cumulative
preferred shares, payable on or after March 19, 2021 to shareholders of record at the close of business on February 23, 2021.

Class A Shares Series 2 – $0.29063 per share	Class 1 Shares Series 13 – $0.275875 per share
Class A Shares Series 3 – $0.28125 per share	Class 1 Shares Series 15 – $0.236625 per share
Class 1 Shares Series 3 – $0.136125 per share	Class 1 Shares Series 17 – $0.2375 per share
Class 1 Shares Series 4 – $0.092465 per share	Class 1 Shares Series 19 – $0.229688 per share
Class 1 Shares Series 5 – $0.243188 per share	Class 1 Shares Series 21 – $0.35 per share
Class 1 Shares Series 7 – $0.2695 per share	Class 1 Shares Series 23 – $0.303125 per share
Class 1 Shares Series 9 – $0.271938 per share	Class 1 Shares Series 25 – $0.29375 per share
Class 1 Shares Series 11 – $0.295688 per share